Submission	Jan. 14, 2026
Submission [Line Items]
Central Index Key	0002077241
Registrant Name	YCS Group Holdings Limited
Registration File Number	333-290529
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A